Inventories (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw materials and supplies	€ 10,674,829	€ 7,377,176
Work in progress	693,357	879,729
Finished goods and merchandise	5,887,869	6,228,917
Total current inventories	17,256,055	14,485,822
Inventories recognized as cost of sales	105,030,000	100,987,000	€ 134,453,000
Write-down on inventory	€ 96,000	€ 0	€ 700,000